SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

13.SUBSEQUENT EVENTS

Research Grant Agreement with University of Texas MD Anderson Cancer Center

On April 8, 2021, the Company entered into a letter of intent (the “Letter of Intent”) with the University of Texas MD Anderson Cancer Center (“MD Anderson”) pursuant to which MD Anderson shall receive a research grant from the Company titled, “Validation of biomarker isomeso for pancreatic cancer,” which is aimed at discovering new cancer-specific antigen targets (the “Grant”). The total costs to the Company to be paid in connection with the Grant shall be $300,000. Pursuant to the Letter of Intent, the Grant shall commence on April 1, 2021 and end on March 31, 2022.

14.SUBSEQUENT EVENTS

Strategic Alliance Agreement with Leon Office (H.K.)

On January 28, 2021, the Company executed a strategic alliance agreement with Leon Office (H.K.) (“Leon”) a company established under existing laws of Hong Kong. It is intended that Leon acts as an independent business development advisor on behalf of the Company. Leon will seek to introduce organizations and individuals that will create business development opportunities for the Company, to expand the Company’s reach to international markets with a focus on certain Asian markets and to increase brand recognition and exposure through developing liaisons, collaborations, branches and subsidiaries. The cost of the agreement is $360,000 annually, payable in four quarterly installments.

Loan Payable Forgiveness

During the year ended December 31, 2020, the Company applied for forgiveness of the SBA Loan in accordance with the terms of the CARES Act. On February 16, 2021 the SBA granted forgiveness of the SBA Loan and all applicable interest. On the date of forgiveness, the principal and accrued interest totaled $105,600 and $300, respectively.

Lease Facility Expansion

On March 22, 2020, the Company’s board of directors approved a lease expansion within its premises in Houston, Texas. The amended lease agreement will commence on August 1, 2021 under an operating lease agreement that is noncancelable from commencement until May 1, 2024. The amended lease agreement adds approximately 15,385 square feet. The Company has the option to cancel the lease thereafter until the agreement expires on May 1, 2026. The termination date is effective after 90 days notice of cancellation.

If the Company exercises the cancellation option, the Company must also pay the lessor a termination payment equal to three months of base rent.

The future minimum commitments under the amended lease agreement will be as follows:

Amount
2021	$380,600
2022	546,700
2023	551,100
2024	461,200
Total	$1,939,600

Legal Complaint Filed Against the Company

A complaint was filed on March 22, 2021 in the Court of Chancery of the State of Delaware against the Company by a former consultant and director.  The complaint alleges, among other things, that the plaintiff is entitled to additional stock options and he is seeking declaratory judgment and specific performance.  The Company believes that all of the claims in the complaint are without merit and the Company intends to defend vigorously against them.